UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 1270 Avenue of the Americas
         27th Floor
         New York, NY  10020

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     February 11, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $809,545 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108    58703   470565 SH       SOLE                   470565        0        0
AMERICAN FINL RLTY TR          COM              02607P305     7302   451303 SH       SOLE                   451303        0        0
BAXTER INTL INC                COM              071813109    20829   603047 SH       SOLE                   603047        0        0
CALLAWAY GOLF CO               COM              131193104    16538  1225000 SH       SOLE                  1225000        0        0
CASH AMER INTL INC             COM              14754D100    22778   766167 SH       SOLE                   766167        0        0
CERIDIAN CORP NEW              COM              156779100    34049  1862648 SH       SOLE                  1862648        0        0
CIT GROUP INC                  COM              125581108    29146   636103 SH       SOLE                   636103        0        0
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402    47901  1959144 SH       SOLE                  1959144        0        0
DOLLAR TREE STORES INC         COM              256747106     4316   150000 SH       SOLE                   150000        0        0
E TRADE FINANCIAL CORP         COM              269246104    44313  2964081 SH       SOLE                  2964081        0        0
FISHER SCIENTIFIC INTL INC     COM NEW          338032204     9045   145000 SH       SOLE                   145000        0        0
HALLIBURTON CO                 COM              406216101    29608   754528 SH       SOLE                   754528        0        0
HEWITT ASSOCS INC              COM              42822Q100    49760  1554513 SH       SOLE                  1554513        0        0
HILFIGER TOMMY CORP            ORD              G8915Z102     3384   300000 SH       SOLE                   300000        0        0
INFOSPACE INC                  COM NEW          45678T201    10699   225000 SH       SOLE                   225000        0        0
KMART HLDG CORPORATION         COM              498780105     7219    72961 SH       SOLE                    72961        0        0
KNIGHT TRADING GROUP INC       COM              499063105    13571  1239400 SH       SOLE                  1239400        0        0
LEAR CORP                      COM              521865105    24391   399786 SH       SOLE                   399786        0        0
LEHMAN BROS HLDGS INC          COM              524908100    28413   324797 SH       SOLE                   324797        0        0
MCDERMOTT INTL INC             COM              580037109    42736  2327684 SH       SOLE                  2327684        0        0
MENTOR CORP MINN               COM              587188103     5905   175000 SH       SOLE                   175000        0        0
MONEYGRAM INTL INC             COM              60935Y109     3712   175600 SH       SOLE                   175600        0        0
MOTOROLA INC                   COM              620076109    18318  1065000 SH       SOLE                  1065000        0        0
NATIONAL-OILWELL INC           COM              637071101    16586   470000 SH       SOLE                   470000        0        0
NBTY INC                       COM              628782104     7203   300000 SH       SOLE                   300000        0        0
OPENWAVE SYS INC               COM NEW          683718308    37672  2436715 SH       SOLE                  2436715        0        0
PANERA BREAD CO                CL A             69840W108      427    10581 SH       SOLE                    10581        0        0
PEP BOYS MANNY MOE & JACK      COM              713278109     6401   375000 SH       SOLE                   375000        0        0
PETROQUEST ENERGY INC          COM              716748108      236    47500 SH       SOLE                    47500        0        0
PHARMACEUTICAL PROD DEV INC    COM              717124101    12387   300000 SH       SOLE                   300000        0        0
QUADRAMED CORP                 COM              74730W101       38    15000 SH       SOLE                    15000        0        0
REYNOLDS & REYNOLDS CO         CL A             761695105     9087   342788 SH       SOLE                   342788        0        0
SEARS ROEBUCK & CO             COM              812387108     3827    75000 SH  PUT  SOLE                    75000        0        0
SIRVA INC                      COM              82967Y104    21110  1098312 SH       SOLE                  1098312        0        0
SPRINT CORP                    COM FON          852061100    32305  1300000 SH       SOLE                  1300000        0        0
SUNGARD DATA SYS INC           COM              867363103    41041  1448659 SH       SOLE                  1448659        0        0
TELEWEST GLOBAL INC            COM              87956T107     9669   550000 SH       SOLE                   550000        0        0
TYCO INTL LTD NEW              COM              902124106    41284  1155121 SH       SOLE                  1155121        0        0
VALASSIS COMMUNICATIONS INC    COM              918866104    37636  1075000 SH       SOLE                  1075000        0        0